SHAREHOLDERS' EQUITY (Description of Plans) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Feb. 14, 2022	Jan. 31, 2021	Dec. 31, 2020	Apr. 11, 2019	Dec. 31, 2010	Oct. 31, 2008
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash dividend declare per share			$ 0.63	$ 0.36	$ 0.45
Dividend payable			$ 35,003	$ 19,999	$ 24,864
Second Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested percentage	50.00%
Third and Fourth Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested percentage	25.00%
2008 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total number of shares authorized						7,673,862
Shares available for grant	145,000					8,673,862	1,000,000
2008 Plan [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant		472,500
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period for plan	3 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period for plan	4 years
Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period	6 years